Share-Based Compensation Plans (Details) - CAD ($) $ in Millions	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Employee Benefits [Member]
Share-Based Compensation Plans [Line Items]
Amount expensed	$ 0.3